Schedule of Investments - Virtus Newfleet ABS/MBS ETF

October 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 61.0%

ACM Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	$21,771	$21,760
ACM Auto Trust, Class A, Series 2025-2A, 5.55%, 06/20/28(1)	678,500	676,482
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	1,180,000	1,178,087
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	785,000	790,647
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	1,005,000	1,023,186
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	1,185,000	1,202,828
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	146,463
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	51,652	50,633
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	90,383
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2022-5A, 6.24%, 04/20/27(1)	190,000	190,621
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2024-2A, 7.43%, 10/20/28(1)	1,000,000	1,020,631
Carmax Select Receivables Trust, Class C, Series 2025-B, 4.83%, 06/16/31	1,180,000	1,178,907
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,372
Castlelake Aircraft Structured Trust, Class A, Series 2025-1A, 5.78%, 02/15/50(1)	947,673	964,965
Commercial Equipment Finance LLC, Class A, Series 2024-1A, 5.97%, 07/16/29(1)	172,626	174,404
CPS Auto Receivables Trust, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,639
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	1,250,000	1,259,537
CPS Auto Receivables Trust, Class D, Series 2023-D, 7.80%, 01/15/30(1)	535,000	558,197
DB Master Finance LLC, Class A2I, Series 2025-1A, 4.89%, 08/20/55(1)	1,250,000	1,256,278
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(1)	661,718	684,470
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	1,200,000	1,210,501
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	67,200	40,552
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	5,016	5,038
Finbe USA Trust, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	800,000	799,417
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	702,900	729,672
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Flagship Credit Auto Trust, Class C, Series 2023-2, 5.81%, 05/15/29(1)	$910,000	$900,494
GLS Auto Receivables Issuer Trust, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	1,800,000	1,822,221
GLS Auto Receivables Issuer Trust, Class E, Series 2021-3A, 3.20%, 10/16/28(1)	550,000	543,234
GLS Auto Select Receivables Trust, Class C, Series 2024-3A, 5.92%, 08/15/30(1)	305,000	314,694
Goldentree Loan Management US CLO 9 Ltd., Class AR, Series 2024-9A (Cayman Islands), 5.38%, (3-Month SOFR + 1.50%), 04/20/37(1)(2)	1,000,000	1,003,789
Greensky Home Improvement Issuer Trust, Class A2, Series 2024-2, 5.25%, 10/27/59(1)	213,664	214,350
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	1,098,275	1,138,869
Hilton Grand Vacations Trust, Class D, Series 2024-1B, 8.85%, 09/15/39(1)	569,621	586,877
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	110,608	108,448
Jersey Mike’s Funding LLC, Class A2, Series 2019-1A, 4.43%, 02/15/50(1)	1,290,350	1,287,092
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	1,213,900	1,234,360
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	995,000	1,014,093
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	39,842	40,281
Lendbuzz Securitization Trust, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	1,900,000	1,876,932
Libra Solutions 2025-1 LLC, Class A, Series 2025-1A, 6.36%, 08/15/39(1)	600,000	604,333
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	164,847
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	79,356	79,788
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	380,000	382,374
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	1,375,000	1,393,323
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	2,100,000	2,142,277
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	27,418	27,455
Mvw LLC, Class A, Series 2020-1A, 1.74%, 10/20/37(1)	224,061	219,444
NBC Funding LLC, Class A2, Series 2025-1A, 6.21%, 07/30/55(1)	525,000	539,348
Nmef Funding LLC, Class B, Series 2025-A, 5.18%, 07/15/32(1)	190,000	192,188
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	78,000	78,245

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Peac Solutions Receivables LLC, Class C, Series 2025-1A, 5.49%, 07/20/32(1)	$1,000,000	$1,014,640
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	688,209	709,504
Powerpay Issuance Trust, Class A, Series 2025-1A, 5.23%, 11/18/41(1)	415,000	414,995
Prestige Auto Receivables Trust, Class C, Series 2025-1A, 5.52%, 02/15/30(1)	2,000,000	2,019,833
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	191,400
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	1,623,115	1,647,983
Reach ABS Trust, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	195,015	195,492
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	191,499
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	101,461
Sierra Timeshare Receivables Funding LLC, Class A, Series 2025-3A, 4.44%, 08/22/44(1)	850,000	847,661
Star Trust, Class A, Series 2025-SFR5, 5.48%, (1-Month SOFR + 1.45%), 02/17/42(1)(2)	1,647,825	1,649,575
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	990,000	1,013,508
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	1,000,000	1,004,273
Switch ABS Issuer LLC, Class A2, Series 2025-1A, 5.04%, 03/25/55(1)	1,000,000	995,021
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	2,100,000	2,094,597
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	325,000	192,152
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	99,250	100,718
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	265,972
United Auto Credit Securitization Trust, Class D, Series 2022-2, 6.84%, 01/10/28(1)	256,327	256,908
Upgrade Master Pass-Through Trust, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	287,822	288,679
Upx Hil Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	491,947	493,706
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	199,723
Veros Auto Receivables Trust, Class C, Series 2025-1, 6.17%, 12/17/29(1)	1,495,000	1,515,197
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	110,000	111,112
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	148,413	139,024

Total Asset Backed Securities
(Cost $51,160,840)		51,111,659
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES - 38.4%

Agency Mortgage Backed Security - 4.9%
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	$3,969,101	$4,060,873

Commercial Mortgage Backed Securities - 11.2%
Ala Trust, Class A, Series 2025-OANA, 5.78%, (1-Month SOFR + 1.74%), 06/15/40(1)(2)	1,390,000	1,397,527
Cent City, Class A, Series 2025, 4.92%, 07/10/40(1)(2)(3)	1,500,000	1,520,695
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	1,196,264	1,214,440
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	1,542,282	1,553,464
Ride, Class C, Series 2025-SHRE, 6.12%, 02/14/47(1)(2)(3)	990,000	1,009,215
Rock Trust, Class A, Series 2024-CNTR, 5.39%, 11/13/41(1)	1,500,000	1,540,862
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	132,549	134,431
Wstn Trust, Class C, Series 2023-MAUI, 7.69%, 07/05/37(1)(2)(3)	1,000,000	1,015,876
Total Commercial Mortgage Backed Securities		9,386,510
Residential Mortgage Backed Securities - 22.3%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(4)	124,427	125,458
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	46,358	40,743
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(2)(3)	417,745	410,493
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	386,480	391,552
COLT Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(4)	61,835	62,987
Colt Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(2)(3)	160,448	148,237
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES1, 5.65%, 05/25/60(1)(4)	1,453,993	1,470,213
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(4)	500,735	505,340
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(4)	1,456,893	1,452,450
CSMC Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(2)(3)	921,804	902,656
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	658,842	599,109
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(2)(3)	62,321	55,545
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	92,997	88,121
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	35,004	30,868
Ellington Financial Mortgage Trust, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(4)	1,165,327	1,175,067

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2025 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	$82,920	$75,865
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	395,853	398,983
JPMorgan Trust, Class A2, Series 2015-5, 5.89%, 05/25/45(1)(2)(3)	182,836	182,405
LHome Mortgage Trust, Class A1, Series 2024-RTL1, 7.02%, 01/25/29(1)(4)	800,000	804,544
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	72,754	71,910
MFA Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)(4)	316,387	319,366
MFA Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(4)	1,140,589	1,141,749
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	359,032	349,659
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	20,106	19,577
New Residential Mortgage Loan Trust, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(4)	89,684	90,578
OBX Trust, Class A1, Series 2024-HYB1, 3.63%, 03/25/53(1)(2)(3)(4)	2,041,347	2,012,190
OBX Trust, Class A2, Series 2018-1, 4.76%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	20,345	19,964
OBX Trust, Class A1, Series 2022-NQM1, 2.31%, 11/25/61(1)(2)(3)	98,801	89,644
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	135,174	136,024
OBX Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(4)	294,726	299,269
OBX Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)	63,948	64,426
OBX Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(4)	1,318,951	1,337,350
Pret Trust, Class A1, Series 2025-NPL1, 6.06%, 02/25/55(1)(4)	634,364	636,889
RCKT Mortgage Trust, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(2)(3)	61,621	62,270
RCKT Mortgage Trust, Class A1A, Series 2024-CES8, 5.49%, 11/25/44(1)(4)	1,422,785	1,432,409
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	1,793	1,783
Santander Mortgage Asset Receivable Trust, Class A1A, Series 2025-CES1, 5.04%, 09/25/55(1)(4)(5)	650,000	648,947
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	43,382	41,774
Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	$468,446	$416,159
Towd Point Mortgage Trust, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(2)(3)	420,000	404,256
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	159,944	161,877
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	48,555	46,966
Total Residential Mortgage Backed Securities		18,725,672

Total Mortgage Backed Securities
(Cost $32,018,819)		32,173,055

CORPORATE BOND – 0.2%
Industrials – 0.2%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1) (Cost $223,616)	224,982	225,804

TOTAL INVESTMENTS - 99.6%
(Cost $83,403,275)		83,510,518
Other Assets in Excess of Liabilities - 0.4%		294,745
Net Assets - 100.0%		$83,805,263

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2025, the aggregate value of these securities was $77,060,237, or 92.0% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2025.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments..

Abbreviations:
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$51,111,659	$—	$51,111,659
Mortgage Backed Securities	—	31,524,108	648,947	32,173,055
Corporate Bond	—	225,804	—	225,804
Total	$—	$82,861,571	$648,947	$83,510,518